RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	$ (19,825,637)	$ (25,676,778)
Estimated share of loss for the three months ended March 31, 2018	(357,921)	(417,413)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	19,817,505	23,818,955
Impairment loss in investment in operating limited partnerships	(1,881,446)	(2,592,909)
Historic tax credits	0	5,325,806
Other	2,247,499	(457,661)
Investments in operating limited partnerships - as reported	0	0
Series 15 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	(3,229,489)	(5,498,998)
Estimated share of loss for the three months ended March 31, 2018	(18,909)	(45,842)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,285,519	5,101,987
Impairment loss in investment in operating limited partnerships	(34,041)	(189,424)
Historic tax credits	0	0
Other	(3,080)	632,277
Investments in operating limited partnerships - as reported	0	0
Series 16 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	(6,626,315)	(8,845,040)
Estimated share of loss for the three months ended March 31, 2018	0	0
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,909,316	6,031,371
Impairment loss in investment in operating limited partnerships	(333,505)	(806,916)
Historic tax credits	0	1,844,836
Other	2,050,504	1,775,749
Investments in operating limited partnerships - as reported	0	0
Series 17 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	(2,141,413)	(2,502,075)
Estimated share of loss for the three months ended March 31, 2018	(99,965)	(115,146)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,872,436	3,247,701
Impairment loss in investment in operating limited partnerships	(322,505)	(322,505)
Historic tax credits	0	1,100,310
Other	(308,553)	(1,408,285)
Investments in operating limited partnerships - as reported	0	0
Series 18 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	(6,259,636)	(6,141,705)
Estimated share of loss for the three months ended March 31, 2018	(232,601)	(237,589)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,077,395	6,037,627
Impairment loss in investment in operating limited partnerships	(963,351)	(963,351)
Historic tax credits	0	2,062,333
Other	1,378,193	(757,315)
Investments in operating limited partnerships - as reported	0	0
Series 19 [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return December 31, 2017	(1,568,784)	(2,688,960)
Estimated share of loss for the three months ended March 31, 2018	(6,446)	(18,836)
Add back operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,672,839	3,400,269
Impairment loss in investment in operating limited partnerships	(228,044)	(310,713)
Historic tax credits	0	318,327
Other	(869,565)	(700,087)
Investments in operating limited partnerships - as reported	$ 0	$ 0